Finance Expense (Income), Net - Schedule of Finance Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance income
Interest income from deposits	$ (260)	$ (474)	$ (532)
Income from exchange rate differences, net			(62)
Changes in fair value of finance instruments (see Note 18B2)	(608)	(517)	(245)
Other		(1)	(71)
Total finance income	$ (868)	$ (992)	$ (910)